CONDENSED CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INTEREST INCOME
Interest and fees on loans	$ 90,429	$ 75,675	$ 171,239	$ 149,436	$ 305,553	$ 272,434	$ 271,378
Interest and dividends on securities:
Taxable	4,178	4,169	8,479	8,554	15,838	14,329	12,919
Tax-exempt	3,385	1,952	6,799	3,237	8,752	2,433	326
Other interest income	1,383	1,125	2,477	2,301	5,107	3,871	2,623
Total interest and dividend income	99,375	82,921	188,994	163,528	335,250	293,067	287,246
INTEREST EXPENSE
Interest on time deposits	5,298	4,360	9,419	8,191	9,610	7,794	5,883
Interest on other deposits	6,473	4,191	12,117	8,566	25,836	18,027	14,190
Interest on borrowed funds	5,220	5,121	10,316	10,256	20,365	19,468	12,085
Total interest expense	16,991	13,672	31,852	27,013	55,811	45,289	32,158
Net interest income	82,384	69,249	157,142	136,515	279,439	247,778	255,088
Provision for credit losses	6,701	14,471	12,487	24,943	49,348	35,984	14,118
Net interest income after provision for credit losses	75,683	54,778	144,655	111,572	230,091	211,794	240,970
NONINTEREST INCOME
Service charges on deposit accounts	3,784	3,270	7,599	6,624	13,793	12,464	11,674
Other service fees	1,071	816	2,043	1,466	2,884	2,293	2,021
Credit related fees	2,741	2,506	5,488	5,180	10,729	12,495	6,161
Trust services revenue	4,584	3,971	9,815	8,041	16,109	15,800	14,496
Mortgage banking income	1,213	1,101	2,079	2,185	4,663	4,384	4,435
Investment advisory revenue	5,061	4,653	9,977	9,257	18,811	17,681	18,052
Securities (losses) gains, net	(244)	1,019	(163)	1,083	3,736	1,171	659
Accretion of FDIC indemnification asset						(1,402)	(2,918)
Other income	4,779	5,769	10,256	9,415	17,678	15,017	20,490
Total noninterest income	22,989	23,105	47,094	43,251	88,403	79,903	75,070
NONINTEREST EXPENSE
Salaries and employee benefits	34,682	33,033	68,949	65,843	125,068	128,267	130,617
Premises and equipment	7,180	6,626	13,873	13,377	27,982	29,781	32,721
Intangible asset amortization	1,190	1,659	2,431	3,370	6,532	8,428	10,326
Other expense	13,082	14,550	25,202	27,320	60,598	65,856	71,483
Total noninterest expense	56,134	55,868	110,455	109,910	220,180	232,332	245,147
Income before income taxes	42,538	22,015	81,294	44,913	98,314	59,365	70,893
Income tax expense	13,570	7,175	26,209	14,732	32,540	20,109	26,060
Net income	$ 28,968	$ 14,840	$ 55,085	$ 30,181	65,774	39,256	44,833
Preferred stock dividend							1,370
Preferred stock discount accretion							2,273
Earnings available to common shareholder					$ 65,774	$ 39,256	$ 41,190
Weighted average common shares outstanding (Basic)	81,918,956	75,000,000	78,478,591	75,000,000	75,000,000	75,000,000	75,000,000
Weighted average common shares outstanding (Diluted)	81,951,795	75,258,375	78,831,386	75,258,375	75,294,600	75,116,100	75,000,000
Earnings per common share (Basic)	$ 0.35	$ 0.20	$ 0.70	$ 0.40	$ 0.88	$ 0.52	$ 0.55
Earnings per common share (Diluted)	$ 0.35	$ 0.20	$ 0.70	$ 0.40	$ 0.87	$ 0.52	$ 0.55